Segment and Related Information, Long-lived assets by segments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	$ 15,387	$ 14,556
Equity investments	4,295	4,786	$ 4,729
O&P - Americas [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	6,378	6,490
Equity investments	2,053	2,122
O&P - EAI [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	1,880	1,843
Equity investments	1,655	1,983
I&D [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	5,728	5,118
Equity investments	585	679
Advanced Polymer Solutions [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	636	658
Equity investments	2	2
Refining [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	255	0
Equity investments	0	0
Technology [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	510	447
Equity investments	$ 0	$ 0